As filed with the Securities and Exchange Commission on February 1, 2018

Securities Act File No. 033-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 219	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 230 (Check appropriate box or boxes)	☒

VOYA SERIES FUND, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona  85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr., Esq.	With copies to:
Voya Investments, LLC	Elizabeth J. Reza
7337 East Doubletree Ranch Road, Suite 100	Ropes & Gray LLP
Scottsdale, Arizona 85258	Prudential Tower
(Name and Address of Agent for Service)	800 Boylston Street
Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	On February 9, 2018 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Capital Stock, par value $0.001.

VOYA SERIES FUND, INC.

EXPLANATORY NOTE

This Post-Effective Amendment No. 219 to the Registration Statement on Form N-1A for Voya Series Fund, Inc. (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the sole purpose of extending the effective date of Post-Effective Amendment No. 217 from February 2, 2018 to February 9, 2018 for the Registrant’s new class of shares, Class P3 shares, for Voya Corporate Leaders 100® Fund, Voya Mid Cap Research Enhanced Index Fund, and Voya Small Company Fund. This Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C in Post-Effective Amendment No. 217 which was filed with the Securities and Exchange Commission on November 15, 2017. This Amendment does not supersede or amend any disclosure in the Registrant’s Registration Statement relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 219 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 219 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 1st day of February, 2018.

VOYA SERIES FUND, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	February 1, 2018
Shaun P. Mathews*	Officer and Interested Director

	Senior Vice President and	February 1, 2018
Todd Modic*	Chief/Principal Financial Officer

	Director	February 1, 2018
Colleen D. Baldwin*

	Director	February 1, 2018
John V. Boyer*

	Director	February 1, 2018
Patricia W. Chadwick*

	Director	February 1, 2018
Peter S. Drotch*

	Director	February 1, 2018
Martin J. Gavin*

	Director	February 1, 2018
Russell H. Jones*

	Director	February 1, 2018
Patrick W. Kenny*

	Director	February 1, 2018
Joseph E. Obermeyer*

	Director	February 1, 2018
Sheryl K. Pressler*

	Director	February 1, 2018
Christopher P. Sullivan*

	Director	February 1, 2018
Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**                                  Powers of attorney for Shaun Mathews, Todd Modic and each Director other than Messrs. Gavin and Sullivan, dated July 9, 2015 were filed as attachments to Post-Effective Amendment No. 190 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and are incorporated herein by reference. The Power of Attorney for Martin J. Gavin, dated August 1, 2015, was filed as an attachment to Post-Effective Amendment No. 193 to the Registrant’s Form N-1A Registration Statement on September 28, 2015 and is incorporated herein by reference. The Power of Attorney for Christopher P. Sullivan, dated October 1, 2015, was filed as an attachment to Post-Effective Amendment No. 194 to the Registrant’s N-1A Registration Statement on October 19, 2015 and incorporated herein by reference.